Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Earnings per share [Text Block]

9Earnings per share

Accounting policies

The company presents basic and diluted earnings per share (EPS) data for its common shares. Basic EPS is calculated by dividing the Net income (loss) attributable to shareholders by the weighted average number of common shares outstanding (after deduction of treasury shares) during the period. Diluted EPS is determined by adjusting the Net income (loss) attributable to shareholders and the weighted average number of common shares outstanding (after deduction of treasury shares) during the period, for the effects of all dilutive potential common shares, which comprise performance shares, restricted shares and share options granted under share-based compensation plans as well as forward contracts to repurchase shares.

Philips Group

Earnings per share

in millions of EUR unless otherwise stated1)

	2021	2022	2023
Income from continuing operations	612	(1,618)	(454)
Income from continuing operations attributable to shareholders	608	(1,622)	(456)
Income from continuing operations attributable to non-controlling interests	4	3	2
Income from discontinued operations	2,711	13	(10)
Income from discontinued operations attributable to shareholders	2,711	13	(10)
Net income	3,323	(1,605)	(463)
Net income attributable to shareholders	3,319	(1,608)	(466)
Net income attributable to non-controlling interests	4	3	2

Weighted average number of common shares outstanding (after deduction of treasury shares) during the period	943,606,613	920,950,800	917,440,090
Plus incremental shares from assumed conversions of:
Share options	387,125	25,506
Performance shares	2,548,891	1,147,790	2,623,097
Restricted shares	2,376,736	1,986,538	2,574,738
Forward contracts to repurchase shares	70,329	17,611,920	15,511,844
Dilutive potential common shares2)	5,383,080	20,771,753	20,709,680
Diluted weighted average number of shares outstanding (after deduction of treasury shares) during the period	948,989,692	920,950,800	917,440,090
Basic earnings per common share in EUR
Income from continuing operations attributable to shareholders	0.64	(1.76)	(0.50)
Income from discontinued operations attributable to shareholders	2.87	0.01	(0.01)
Net income attributable to shareholders	3.52	(1.75)	(0.51)
Diluted earnings per common share in EUR2)
Income from continuing operations attributable to shareholders	0.64	(1.76)	(0.50)
Income from discontinued operations attributable to shareholders	2.86	0.01	(0.01)
Net income attributable to shareholders	3.50	(1.75)	(0.51)

Dividend distributed per common share in EUR	0.85	0.85	0.85
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022. 2)The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive

Per-share calculations adjusted for share dividend

On May 9, 2023, the General Meeting of Shareholders approved a dividend of EUR 0.85 per common share, in shares only. The dividend was settled in May through the issuance of 39,334,938 new common share. In accordance with IAS 33 Earnings Per Share, per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.